Provisions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Provisions
Balance as of beginning of period	$ 2,646
Provision made during the period	982
Provisions used during the period	(1,233)
Changes in respect of foreign exchange differences	207
Balance as of end of period	2,602
Legal claims
Provisions
Balance as of beginning of period	282
Provision made during the period	350
Provisions used during the period	(170)
Changes in respect of foreign exchange differences	20
Balance as of end of period	482
Right of return
Provisions
Balance as of beginning of period	394
Provision made during the period	454
Provisions used during the period	(51)
Changes in respect of foreign exchange differences	44
Balance as of end of period	841
Warranty
Provisions
Balance as of beginning of period	1,970
Provision made during the period	178
Provisions used during the period	(1,012)
Changes in respect of foreign exchange differences	143
Balance as of end of period	$ 1,279